Pension and Severance Plans (Projected Benefit Obligations, Accumulated Benefit Obligations and Fair Value of Plan Assets for Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2020	Mar. 31, 2019
Japan
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	¥ 645,544	¥ 1,022,235
Accumulated benefit obligations	640,890	1,017,191
Fair value of plan assets	420,497	726,009
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	230,058	200,596
Accumulated benefit obligations	226,080	196,928
Fair value of plan assets	¥ 130,955	¥ 123,937